Events after the Reporting Date	6 Months Ended
Jun. 30, 2018
Events after the Reporting Date [Abstract]
Events after the Reporting Date

Note 8 - Events after the Reporting Date

a.	On August 5, 2018, the Company granted options to purchase 463,000 Ordinary Shares to employees of the Company at exercise prices ranging from NIS 1.51 to NIS 1.54 per share. One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. The fair value of this grant as of the grant date is approximately $102 thousand.

b.	On November 14, 2018, the Company granted options to purchase 1,076,500 Ordinary Shares to employees of the Company at exercise prices ranging from NIS 1.41 to NIS 1.51 per share. The vesting period of the options is three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.